Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Significant accounting policies

2. Significant accounting policies

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). They were authorized for issue by the Company’s board of Directors on May 5, 2022.

Details of the Group’s accounting policies are included in Note 3.

In preparing these financial statements, management has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The areas where judgements and estimates have been made in preparing the financial statements and their effect are disclosed in Note 4.

2.2 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

•        Power over the investee

•        Exposure, or rights, to variable returns from its involvement with the investee

•        The ability to use its power over the investee to affect its returns

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

The results of subsidiaries acquired are included from the date the Group obtained control of the subsidiary.

2.3 Basis of measurement

The financial statements have been prepared on the historical cost basis, except for financial assets, financial liabilities (including warrants) and share-based payments that have been measured at fair value.

2.4 New and amended standards and interpretations

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2021, but do not have an impact on the consolidated financial statements of the Group.

Interest Rate Benchmark Reform — Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•        A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest.

•        Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued.

•        Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.

In 2021 base rate references to LIBOR have been replaced with the Bank of England base rate. These loans are disclosed in Note 24. These amendments had no material impact on the consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

2.5 Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of the issuance of the Group’s financial statements are listed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective. The new standards and amendments are not expected to have a material impact on the Group.

Effective for annual reporting periods beginning on or after January 1, 2022:

•        Reference to the Conceptual Framework — Amendments to IFRS 3

•        Property, Plant and Equipment: Proceeds before Intended Use — Amendments to IAS 16

•        Onerous Contracts — Costs of Fulfilling a Contract — Amendments to IAS 37

•        IFRS 1 First-time Adoption of International Financial Reporting Standards — Subsidiary as a first-time adopter

•        IFRS 9 Financial Instruments — Fees in the ’10 per cent’ test for derecognition of financial liabilities

Effective for annual reporting periods beginning on or after January 1, 2023:

•        Amendments to IAS 1: Classification of Liabilities as Current or Non-current

•        Definition of Accounting Estimates — Amendments to IAS 8

•        Disclosure of Accounting Policies — Amendments to IAS 1 and IFRS Practice Statement 2

2.6 Presentational currency

These financial statements are presented in Pounds Sterling, which is the Group’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

2.7 Going concern

The financial statements have been prepared on a going concern basis as the Directors are satisfied that the Group will continue in operational existence for the foreseeable future. In assessing the going concern position of the Group, the Directors have considered the Group’s cash flows, liquidity and business activities. As at December 31, 2021, the Group had net assets of £710.7 million and a cash balance of £192.6 million.

On February 10, 2022, the Group raised significant additional capital via a private placement of 2.00% convertible senior notes in an aggregate principal amount of $630 million. This has provided significant cash headroom for the foreseeable future.

On this basis the Directors are satisfied that the accounts should be prepared on a going concern basis and that the Group will continue in operational existence for the foreseeable future.